Schedule of Investments (unaudited) January 31, 2024	BlackRock Unconstrained Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Denmark — 7.8%
Novo Nordisk A/S, Class B	451,632	$51,623,518

France — 9.3%
Hermes International SCA	6,637	14,001,807
LVMH Moet Hennessy Louis Vuitton SE	56,545	47,048,750

		61,050,557

Italy — 4.3%
Ferrari NV	80,712	28,147,273

Netherlands — 8.6%
ASML Holding NV	65,368	56,712,485

United Kingdom — 2.7%
Spirax-Sarco Engineering PLC	140,646	17,701,821

United States — 66.5%
Alphabet, Inc., Class C (a)	192,425	27,285,865
ANSYS, Inc. (a)	73,187	23,992,894
Cadence Design Systems, Inc. (a)	161,115	46,475,233
Costco Wholesale Corp.	44,779	31,116,032
Floor & Decor Holdings, Inc., Class A (a)(b)	206,430	20,758,601
Intuit, Inc.	42,450	26,799,959
Intuitive Surgical, Inc. (a)	70,931	26,827,523
Masimo Corp. (a)(b)	141,129	18,197,173
Mastercard, Inc., Class A	68,105	30,594,809
Microsoft Corp.	152,686	60,704,900
S&P Global, Inc.	69,758	31,275,999
Thermo Fisher Scientific, Inc.	38,133	20,552,924

Security	Shares	Value

United States (continued)
VeriSign, Inc. (a)	98,865	$19,662,271
Verisk Analytics, Inc.	95,223	22,999,211
Visa, Inc., Class A	111,006	30,333,500

		437,576,894

Total Long-Term Investments — 99.2% (Cost: $536,019,909)		652,812,548

Short-Term Securities

Money Market Funds — 3.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.21%(c)(d)	11,274,595	11,274,595
SL Liquidity Series, LLC, Money Market Series, 5.50%(c)(d)(e)	9,017,618	9,021,225

Total Short-Term Securities — 3.1% (Cost: $20,295,820)		20,295,820

Total Investments — 102.3% (Cost: $556,315,729)		673,108,368
Liabilities in Excess of Other Assets — (2.3)%		(14,864,276)

Net Assets — 100.0%		$658,244,092

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$575,894	$10,698,701	(a)	$—	$—	$—	$11,274,595	11,274,595	$205,695		$—
SL Liquidity Series, LLC, Money Market Series	6,646,180	2,373,171	(a)	—	3,994	(2,120)	9,021,225	9,017,618	9,986	(b)	—

					$3,994	$(2,120)	$20,295,820		$215,681		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

1

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Unconstrained Equity Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Denmark	$—	$51,623,518	$—	$51,623,518
France	—	61,050,557	—	61,050,557
Italy	—	28,147,273	—	28,147,273
Netherlands	—	56,712,485	—	56,712,485
United Kingdom	—	17,701,821	—	17,701,821
United States	437,576,894	—	—	437,576,894
Short-Term Securities
Money Market Funds	11,274,595	—	—	11,274,595

	$448,851,489	$215,235,654	$—	664,087,143

Investments Valued at NAV(a)				9,021,225

				$673,108,368

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

S&P	Standard & Poor’s

SCA	Societe en Commandite par Actions

S C H E D U L E O F I N V E S T M E N T S	2